Segment Information - Summary of Reconciliation of Net Income Loss to Adjusted EBITDA (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Reconciliation Of Net Income Loss To Adjusted EBITDA Explanatory [Abstract]
Loss for the year	₽ (58,187)	₽ (56,779)	₽ (22,264)
Income tax expense	1,025	2	230
Total non-operating expense / (income)	13,013	(2,079)	4,711
Depreciation and amortization	19,770	9,880	4,963
Share-based compensation expense	10,999	7,820	644
Losses related to the fire incident	10,165	0	0
Adjusted EBITDA	₽ (3,215)	₽ (41,156)	₽ (11,716)